MFS Global Real Estate Fund
MFS Global Real Estate Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is December 19, 2014

MFS® Global Real Estate Fund

Effective immediately, the “Ticker Symbol Table” is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MGLAX
Class B	MGLDX
Class C	MGLCX
Class I	MGLIX
Class R1	MGLJX
Class R2	MGLKX
Class R3	MGLLX
Class R4	MGLMX
Class R5	MGLRX

Effective immediately, the sub-sections entitled “Fees and Expenses” and “Example” under the main heading “Summary of Key Information” are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Global Real Estate Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Global Real Estate Fund	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.10%
Total Annual Fund Operating Expenses	1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%	1.00%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Global Real Estate Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	696	952	1,227	2,010
B	604	931	1,283	2,144
C	304	631	1,083	2,338
I	103	322	558	1,236
R1	204	631	1,083	2,338
R2	154	477	824	1,802
R3	128	400	692	1,523
R4	103	322	558	1,236
R5	102	318	552	1,225

Expense Example No Redemption MFS Global Real Estate Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	204	631	1,083	2,144
C	204	631	1,083	2,338